Financial Instruments (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012
Derivative [Line Items]
Net unamortized fair value changes in long-term debt	$ 3	$ 40
AmerisourceBergen Corporation [Line Items]
Option exercise date, beginning date of 6-month period	March 2016
First warrant to purchase shares (shares)	11,348,456
First warrant to purchase shares (dollars per share)	$ 51.50
Second warrant to purchase shares (shares)	11,348,456
Second warrant to purchase shares (dollars per share)	$ 52.50
Date of AmerisourceBergen Corporation deal	Mar. 18, 2013
Number of shares eligible for purchase	19,859,795
Percentage of fully diluted equity eligible for purchase	7.00%
Interest Rate Swap [Member]
Derivative [Line Items]
Amount of hedged debt		1,800
Gain on hedge ineffectiveness		2
Loss on hedge ineffectiveness	4
Interest Rate Swap [Member] | Other Current Assets [Member]
Derivative [Line Items]
Fair value of derivative asset designated as hedging instrument	0	24
Interest Rate Swap [Member] | Other Non-Current Assets [Member]
Derivative [Line Items]
Fair value of derivative asset designated as hedging instrument	1	39
Forward Interest Rate Swaps [Member]
Derivative [Line Items]
Amount of hedged debt		1,000
Forward Interest Rate Swaps [Member] | Other Non-Current Assets [Member]
Derivative [Line Items]
Fair value of derivative asset designated as hedging instrument	0	0
$1.0 billion 5.25% Note [Member]
Derivative [Line Items]
Amount of hedged debt	1,000
Warrants [Member] | Other Non-Current Assets [Member]
Derivative [Line Items]
Fair value of derivative asset not designated as hedging instrument	$ 188